Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
Schedule of List of Payment Guarantees Provided by Third Parties	The list of payment guarantees provided by third parties to the Company as of June 30, 2026, are as follows:
Provider	Type	Guaranteed Amount	Beneficiary
K-SURE (Korea Trade Insurance Corporation)	Trade Bill Loan	$84	Industrial Bank of Korea
KODIT (Korea Credit Guarantee Fund)	Operating Funds Loan	1,064	Industrial Bank of Korea
SGI (Seoul Guarantee Insurance)	Government Grant	13	Korea Occupational Safety and Health Agency
Provider	Type	Guaranteed Amount	Beneficiary
SGI (Seoul Guarantee Insurance)	Contract Performance Guarantee	10	LS ELECTRIC Co., Ltd., Korea Institute for Robot Industry Advancement (KIRIA)
SGI (Seoul Guarantee Insurance)	Defects Liability Guarantee Insurance	9	LS ELECTRIC Co., Ltd., Korea Institute for Robot Industry Advancement (KIRIA)
SGI (Seoul Guarantee Insurance)	Payment Guarantee Insurance	33	AirFirst Co., Ltd.
SGI (Seoul Guarantee Insurance)	Payment Guarantee Insurance	59	Korea Land and Housing Corp.
SGI (Seoul Guarantee Insurance)	Payment Guarantee Insurance	66	KEPCO (Korea Electric Power Corporation)
SGI (Seoul Guarantee Insurance)	Payment Guarantee Insurance	16	Korea Industrial Technology Association (KOITA)
SGI (Seoul Guarantee Insurance)	Advance Payment Guarantee	24	LS ELECTRIC Co., Ltd., Korea Institute for Robot Industry Advancement (KIRIA)
KIBO (Korea Technology Finance Corporation)	Working capital loans Guarantee	195	Hana Bank

Schedule of Commitments with Financial Institutions

The main commitments with financial institutions as of June 30, 2026, are as follows:

Financial Institution	Type	Credit Line	Used Amounts
Industrial Bank of Korea(1)(2)	Operating Funds Loan	$4,973	$4,408
KOSME (Korea SMEs and Startups Agency)	Operating Funds Loan	778	360
Woori Bank	Operating Funds Loan	519	0
Hana Bank(1)	Facility loans	187	187
Hana Bank	Working capital loans	195	195
Total		$6,652	$5,150

____________

(1)      As of June 30, 2026 land, buildings, machinery, and equipment have been provided as collateral (with a secured amount of $4.2 million for long term debt (refer to Note 7 — Property, Plant and Equipment, Net) and joint guarantees issued for related parties (refer to Note 17 — Related Party Transactions).

(2)      As of June 30, 2026, the Company established pledge fire insurance claims (with a pledge amount of $2.4 million.